Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (927,208)	$ (755,811)	$ (3,588,934)	$ (9,658,769)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Income from discontinued operations		(98,181)	(132,223)	7,838,631
Gain on disposition of subsidiary			(3,282,804)
Gain on forgiveness of debt		(360,302)	(360,302)
Gain on disposal of property and equipment	(32,747)		(10,885)
Loss on write-down of contingent notes payable			602,204
Loss on redemption of series A senior convertible preferred shares		757,792
Deferred tax asset (liability)	(89,000)
Depreciation and amortization	511,371	122,106	908,982	176,612
Stock compensation				523,936
Loss on extinguishment of debt				286,350
Amortization of right of use asset			181,032	15,931
Change in debt discounts			382,565
Loss on redemption of preferred shares			4,017,553
Amortization of debt discounts	249,374
Amortization of right-of-use assets	98,031	16,928
Changes in operating assets and liabilities:
Receivables	(539,818)	(124,065)
Contract assets	18,731
Inventories	(378,192)	(115,545)
Prepaid expenses and other current assets	311,511	(62,071)
Accounts receivable			48,930	95,216
Inventory			389,110	(565,264)
Prepaid expenses and other assets			182,366	(495,831)
Accounts payable and accrued expenses	964,586	65,969	719,890	962,464
Impact on lease liability			(177,282)	(15,931)
Contract liabilities	(851,454)	(122,247)	(950,640)	85,761
Deferred taxes			75,000	(84,000)
Customer deposits	212,284	328,580	94,302	965,254
Due to related parties		1,785	3,570	7,140
Operating lease liabilities	(83,729)	(15,657)
Net cash used in operating activities from continuing operations	(536,260)	(360,719)	(897,566)	137,500
Net cash used in operating activities from discontinued operations		(123,086)	(170,580)	3,788,983
Net cash used in operating activities	(536,260)	(483,805)	(1,068,146)	3,926,483
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash acquired in acquisitions		1,094,524	(15,857,295)	1,409,936
Proceeds from sale of property and equipment			25,000
Proceeds from disposition of subsidiary			325,000
Purchases of property and equipment	(66,291)	(148,820)	(177,475)	(72,794)
Proceeds from disposal of property and equipment	35,498
Investments in certificates of deposit	(262)			(276,270)
Net cash (used in) provided by investing activities from continuing operations	(31,055)	945,704	(15,684,770)	1,060,872
Net cash provided by investing activities from discontinued operations		534,343	644,303	72,001
Net cash (used in) provided by investing activities	(31,055)	1,480,047	(15,040,467)	1,132,873
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable, net of fees and debt discounts			23,744,975
Proceeds from notes payable		123,405	3,550,000	21,968
Payment of vesting notes payable – related party			(100,000)
Net proceeds from issuance of series A senior convertible preferred shares		3,000,000
Net proceeds from issuance of series B senior convertible preferred shares	1,266,000
Proceeds from line of credit		569,395	(301,081)	301,081
Repayment of grid note – related party			(56,900)	(62,500)
Repayments of notes payable and finance lease liabilities	(58,317)	(143,432)
Repayments to sellers		(3,033,630)	(977,686)	(4,356,162)
Payments on notes payable			(5,021,511)	(856,225)
Proceeds from issuance of preferred shares, net of costs			3,000,000	4,921,315
Proceeds from exercise of stock options and warrants				212,500
Redemption of preferred shares			(6,054,241)
Dividends paid on preferred shares			(1,032,806)
Cash paid for financing costs		(165,229)	(165,230)
Dividends on series A senior convertible preferred shares	(121,455)	(176,950)
Dividends on series B senior convertible preferred shares	(13,760)
Dividends on common shares	(249,762)
Net cash provided by financing activities from continuing operations	822,706	173,559	16,585,520	181,977
Net cash used in financing activities from discontinued operations		(119,197)	(208,693)	4,449,634
Net cash provided by financing activities	822,706	54,362	16,376,827	4,631,611
NET CHANGE IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	255,391	758,544	3,184	1,380,349
NET CHANGE IN CASH AND CASH EQUIVALENT FROM DISCONTINUED OPERATIONS		292,060	265,030	8,310,618
CASH AND CASH EQUIVALENTS AVAILABLE FROM DISCONTINUED OPERATIONS		(292,060)	265,030	(8,310,618)
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS
Beginning of the period	1,383,533	1,380,349	1,380,349
End of the period	1,638,924	2,138,893	$ 1,383,533	$ 1,380,349
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	484,360
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Issuance of common shares upon conversion of series A preferred shares	111,986
Financed purchases of property and equipment	$ 316,798